LVIP Delaware Wealth Builder Fund
Schedule of Investments
September 30, 2020 (unaudited)
	Number of Shares	Value (U.S. $)
COMMON STOCK–45.04%
U.S. MARKETS–43.41%
Aerospace & Defense–2.18%
Northrop Grumman	5,200	$ 1,640,548
Raytheon Technologies	29,179	1,678,959
		3,319,507
Banks–1.19%
Truist Financial	47,600	1,811,180
		1,811,180
Capital Markets–1.12%
Bank of New York Mellon	49,500	1,699,830
		1,699,830
Chemicals–1.34%
DuPont de Nemours	36,800	2,041,664
		2,041,664
Communications Equipment–2.23%
Cisco Systems	42,500	1,674,075
Motorola Solutions	10,952	1,717,383
		3,391,458
Diversified Telecommunication Services–2.43%
AT&T	65,337	1,862,758
Verizon Communications	30,843	1,834,850
		3,697,608
Electric Utilities–1.26%
Edison International	37,700	1,916,668
		1,916,668
Entertainment–1.27%
†Walt Disney	15,610	1,936,889
		1,936,889
Equity Real Estate Investment Trusts–3.75%
Agree Realty	450	28,638
Alexandria Real Estate Equities	740	118,400
Alpine Income Property Trust	230	3,577
American Homes 4 Rent Class A	2,450	69,776
American Tower	150	36,260
Americold Realty Trust	1,290	46,118
Apartment Investment & Management Class A	160	5,395
AvalonBay Communities	510	76,163
Boston Properties	1,220	97,966
†Brixmor Property Group	3,980	46,526
Camden Property Trust	1,060	94,319
CareTrust REIT	1,240	22,066
†Colony Capital	13,090	35,736
Cousins Properties	1,530	43,743
Digital Realty Trust	1,060	155,566
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
U.S. MARKETS (continued)
Equity Real Estate Investment Trusts (continued)
Duke Realty	400	$ 14,760
Equinix	430	326,856
Equity LifeStyle Properties	1,470	90,111
Equity Residential	35,333	1,813,643
Essex Property Trust	480	96,379
Extra Space Storage	970	103,780
Four Corners Property Trust	1,730	44,271
Gaming and Leisure Properties	1,490	55,026
Healthcare Trust of America Class A	2,800	72,800
Healthpeak Properties	2,950	80,092
Highwoods Properties	1,480	49,684
†Host Hotels & Resorts	1,450	15,646
Invitation Homes	4,160	116,438
Kilroy Realty	1,170	60,793
Kimco Realty	3,670	41,324
Lexington Realty Trust	5,390	56,325
Life Storage	600	63,162
Medical Properties Trust	4,400	77,572
Mid-America Apartment Communities	180	20,871
National Retail Properties	1,140	39,341
†Outfront Media	520	7,566
Prologis	4,050	407,511
Public Storage	535	119,155
QTS Realty Trust Class A	1,020	64,280
Realty Income	2,060	125,145
Regency Centers	860	32,697
Sabra Health Care REIT	3,180	43,836
SBA Communications	150	47,772
Simon Property Group	1,960	126,773
Spirit Realty Capital	900	30,375
STORE Capital	1,800	49,374
Sun Communities	780	109,676
UDR	2,930	95,547
Ventas	1,860	78,046
VICI Properties	4,120	96,284
Weingarten Realty Investors	980	16,621
Welltower	2,280	125,605
WP Carey	300	19,548
		5,714,934
Food Products–3.92%
Archer-Daniels-Midland	46,200	2,147,838
Conagra Brands	52,800	1,885,488
Mondelez International Class A	33,800	1,941,810
		5,975,136
Health Care Equipment & Supplies–0.11%
Abbott Laboratories	1,525	165,966
		165,966
LVIP Delaware Wealth Builder Fund–1

LVIP Delaware Wealth Builder Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
U.S. MARKETS (continued)
Health Care Providers & Services–3.43%
†Brookdale Senior Living	2,290	$ 5,817
Cardinal Health	36,000	1,690,200
Cigna	11,000	1,863,510
CVS Health	28,408	1,659,027
		5,218,554
Insurance–3.76%
Allstate	18,900	1,779,246
American International Group	65,800	1,811,474
Marsh & McLennan	18,700	2,144,890
		5,735,610
IT Services–1.44%
Cognizant Technology Solutions Class A	30,941	2,147,924
Switch Class A	3,090	48,235
		2,196,159
Machinery–1.42%
Caterpillar	14,541	2,168,790
		2,168,790
Media–1.39%
Comcast Class A	45,647	2,111,630
		2,111,630
Multiline Retail–1.16%
†Dollar Tree	19,300	1,762,862
		1,762,862
Oil, Gas & Consumable Fuels–1.10%
ConocoPhillips	51,170	1,680,423
		1,680,423
Pharmaceuticals–3.56%
Johnson & Johnson	12,062	1,795,791
Merck & Co.	22,200	1,841,490
Pfizer	48,895	1,794,446
		5,431,727
Semiconductors & Semiconductor Equipment–2.68%
Broadcom	5,700	2,076,624
Intel	38,896	2,014,035
		4,090,659
Software–1.31%
Oracle	33,500	1,999,950
		1,999,950
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
U.S. MARKETS (continued)
Specialty Retail–1.36%
Lowe's	12,500	$ 2,073,250
		2,073,250
Total U.S. Markets (Cost $59,319,797)		66,140,454
§DEVELOPED MARKETS–1.63%
Beverages–0.14%
Asahi Group Holdings	1,800	62,735
Diageo	3,750	128,807
Kirin Holdings	1,500	28,174
		219,716
Chemicals–0.11%
Air Liquide	1,040	164,850
		164,850
Commercial Services & Supplies–0.18%
†G4S	43,710	112,737
Secom	400	36,606
†Securitas Class B	7,890	120,614
		269,957
Diversified Telecommunication Services–0.05%
Orange	6,770	70,513
		70,513
Food & Staples Retailing–0.19%
Koninklijke Ahold Delhaize	4,640	137,149
Lawson	1,000	47,683
Seven & i Holdings	3,500	108,745
		293,577
Food Products–0.22%
Danone	2,070	134,084
Kerry Group Class A	305	39,066
Nestle	1,380	164,237
		337,387
Health Care Providers & Services–0.10%
Fresenius Medical Care & Co.	1,770	149,630
		149,630
Hotels, Restaurants & Leisure–0.05%
Sodexo	990	70,571
		70,571
Machinery–0.03%
Makita	1,100	52,645
		52,645

LVIP Delaware Wealth Builder Fund–2

LVIP Delaware Wealth Builder Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
§DEVELOPED MARKETS (continued)
Media–0.06%
†Publicis Groupe	2,820	$ 90,888
		90,888
Multiline Retail–0.03%
†Next	565	43,317
		43,317
Personal Products–0.03%
Kao	600	45,042
		45,042
Pharmaceuticals–0.23%
Novo Nordisk Class B	2,500	173,212
Roche Holding	500	171,270
		344,482
Specialty Retail–0.03%
Hennes & Mauritz Class B	3,050	52,545
		52,545
Textiles, Apparel & Luxury Goods–0.12%
†adidas	290	93,653
Swatch Group	395	92,069
		185,722
Wireless Telecommunication Services–0.06%
KDDI	3,600	90,546
		90,546
Total Developed Markets (Cost $2,376,094)		2,481,388
Total Common Stock (Cost $61,695,891)		68,621,842

	Principal Amount°
AGENCY COLLATERALIZED MORTGAGE OBLIGATION–0.00%
Fannie Mae Grantor Trust Series 2001-T7 A1 7.50% 2/25/41	22	26
Total Agency Collateralized Mortgage Obligations (Cost $21)		26
AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES–0.88%
•FREMF Mortgage Trust
Series 2011-K10 B 4.68% 11/25/49	400,000	399,639
Series 2011-K15 B 5.13% 8/25/44	10,000	10,110
Series 2012-K22 B 3.81% 8/25/45	35,000	36,330
	Principal Amount°	Value (U.S. $)
AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
•FREMF Mortgage Trust (continued)
Series 2013-K24 B 3.63% 11/25/45	260,000	$ 269,726
Series 2014-K717 B 3.75% 11/25/47	435,000	441,530
Series 2014-K717 C 3.75% 11/25/47	150,000	150,869
Series 2017-K71 B 3.88% 11/25/50	35,000	39,034
Total Agency Commercial Mortgage-Backed Securities (Cost $1,356,913)		1,347,238
AGENCY MORTGAGE-BACKED SECURITIES–9.76%
Fannie Mae S.F. 20 yr
3.00% 12/1/37	316,633	331,535
3.00% 1/1/38	262,700	275,797
Fannie Mae S.F. 30 yr
3.00% 1/1/47	11,797	12,557
3.00% 7/1/47	1,049,019	1,102,179
3.00% 10/1/47	138,836	142,960
3.00% 2/1/48	536,940	579,228
3.00% 3/1/48	266,351	283,833
3.00% 11/1/48	128,740	135,115
3.00% 10/1/49	52,581	55,111
3.00% 3/1/50	9,477	10,137
3.00% 7/1/50	223,303	234,153
3.00% 10/14/50	89,000	93,231
3.50% 7/1/47	198,300	214,816
3.50% 2/1/48	811,819	885,824
3.50% 11/1/48	151,848	160,665
3.50% 6/1/49	139,836	147,288
3.50% 11/1/49	456,404	480,820
3.50% 12/1/49	934,390	1,010,321
3.50% 1/1/50	280,516	295,612
3.50% 3/1/50	145,583	157,166
4.00% 6/1/48	112,850	124,415
4.50% 6/1/40	16,909	18,997
4.50% 7/1/40	13,752	15,133
4.50% 2/1/41	57,569	64,814
4.50% 8/1/41	28,059	32,142
4.50% 10/1/45	55,320	62,059
4.50% 5/1/46	66,666	74,948
4.50% 4/1/48	366,228	411,725
4.50% 12/1/48	139,104	150,432
4.50% 1/1/49	367,045	406,314
4.50% 1/1/50	102,014	111,731
5.50% 5/1/44	484,372	569,953
6.00% 6/1/41	97,234	115,113
6.00% 7/1/41	173,685	210,449
Freddie Mac S.F. 30 yr
2.50% 9/1/50	310,000	326,819
2.50% 10/1/50	1,347,000	1,420,084
3.00% 8/1/48	126,461	134,738

LVIP Delaware Wealth Builder Fund–3

LVIP Delaware Wealth Builder Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
AGENCY MORTGAGE-BACKED SECURITIES (continued)
Freddie Mac S.F. 30 yr (continued)
3.00% 11/1/49	18,019	$ 18,870
3.00% 12/1/49	21,721	23,028
3.00% 1/1/50	73,343	77,711
3.50% 11/1/48	981,852	1,082,425
4.00% 10/1/47	243,858	261,090
4.50% 7/1/45	98,522	110,654
4.50% 8/1/48	510,863	557,701
4.50% 12/1/48	1,116,654	1,227,960
4.50% 1/1/49	71,758	80,093
4.50% 3/1/49	79,988	86,965
4.50% 4/1/49	98,811	108,976
4.50% 8/1/49	179,025	200,125
5.50% 9/1/41	75,680	87,968
GNMA I S.F. 30 yr 3.00% 3/15/50	77,034	80,683
GNMA II S.F. 30 yr 5.50% 5/20/37	3,821	4,393
Total Agency Mortgage-Backed Securities (Cost $14,255,874)		14,866,856
CORPORATE BONDS–21.35%
Advertising–0.05%
Lamar Media 5.75% 2/1/26	70,000	72,275
		72,275
Aerospace & Defense–0.40%
Bombardier 6.00% 10/15/22	50,000	46,250
Lockheed Martin 1.85% 6/15/30	500,000	520,079
TransDigm 6.25% 3/15/26	45,000	47,185
		613,514
Agriculture–0.05%
BAT Capital 2.26% 3/25/28	35,000	35,085
BAT International Finance 1.67% 3/25/26	45,000	45,142
		80,227
Airlines–0.11%
Delta Air Lines 7.00% 5/1/25	80,000	87,825
Southwest Airlines
5.13% 6/15/27	25,000	27,230
5.25% 5/4/25	45,000	49,552
		164,607
Apparel–0.06%
VF 2.40% 4/23/25	45,000	47,725
William Carter 5.63% 3/15/27	40,000	41,750
		89,475
Auto Manufacturers–0.23%
Allison Transmission 5.88% 6/1/29	65,000	70,298
Ford Motor 9.00% 4/22/25	40,000	45,860
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Auto Manufacturers (continued)
General Motors Financial 4.35% 4/9/25	210,000	$ 227,770
		343,928
Banks–3.79%
μBank of America
1.90% 7/23/31	145,000	144,362
2.68% 6/19/41	340,000	346,773
6.50% 10/23/24	60,000	66,690
Bank of Montreal 1.85% 5/1/25	445,000	464,047
μCredit Suisse Group 3.87% (LIBOR03M + 1.41%) 1/12/29	475,000	529,845
Goldman Sachs Group
2.60% 2/7/30	50,000	52,759
3.50% 4/1/25	255,000	281,354
μJPMorgan Chase & Co.
2.52% 4/22/31	55,000	58,542
3.11% 4/22/41	30,000	32,672
3.11% 4/22/51	45,000	47,622
4.02% (LIBOR03M + 1.00%) 12/5/24	265,000	291,425
4.60% 12/31/99	60,000	58,800
5.00% 12/31/99	125,000	124,785
KeyBank 3.40% 5/20/26	250,000	280,183
Morgan Stanley
•1.46% (LIBOR03M + 1.22%) 5/8/24	100,000	101,143
μ3.62% 4/1/31	45,000	51,381
5.00% 11/24/25	270,000	316,700
μNatwest Group 8.63% 12/29/49	200,000	205,000
PNC Financial Services Group 2.60% 7/23/26	550,000	600,406
Popular 6.13% 9/14/23	95,000	100,225
State Street
3.10% 5/15/23	25,000	26,648
3.30% 12/16/24	480,000	531,508
μTruist Bank 2.64% 9/17/29	522,000	541,529
μTruist Financial 4.95% 12/31/99	50,000	52,625
US Bancorp
3.00% 7/30/29	70,000	77,731
3.10% 4/27/26	65,000	72,196
3.38% 2/5/24	165,000	179,500
•USB Capital IX 3.50% (LIBOR03M + 1.02%) 10/29/49	110,000	103,016
μWells Fargo & Co. 3.07% 4/30/41	35,000	36,314
		5,775,781

LVIP Delaware Wealth Builder Fund–4

LVIP Delaware Wealth Builder Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Beverages–0.36%
Anheuser-Busch InBev Worldwide
3.65% 2/1/26	285,000	$ 318,519
4.15% 1/23/25	145,000	163,707
Cott Holdings 5.50% 4/1/25	60,000	61,500
		543,726
Biotechnology–0.41%
Amgen 2.20% 2/21/27	25,000	26,373
Gilead Sciences 4.15% 3/1/47	410,000	500,200
Regeneron Pharmaceuticals 1.75% 9/15/30	35,000	34,077
Royalty Pharma
1.20% 9/2/25	40,000	39,874
1.75% 9/2/27	30,000	29,974
		630,498
Building Materials–0.03%
Standard Industries 3.38% 1/15/31	43,000	42,441
		42,441
Chemicals–0.16%
Avient 5.75% 5/15/25	22,000	23,320
LYB International Finance III 2.88% 5/1/25	30,000	32,146
Olin
5.00% 2/1/30	55,000	51,700
5.13% 9/15/27	45,000	44,550
Tronox 6.50% 4/15/26	85,000	85,000
		236,716
Commercial Services–0.55%
Ashtead Capital 5.25% 8/1/26	200,000	210,750
Global Payments 2.65% 2/15/25	375,000	397,898
Prime Security Services Borrower 5.75% 4/15/26	60,000	64,163
Service International 4.63% 12/15/27	55,000	58,255
United Rentals North America 3.88% 2/15/31	106,000	107,590
		838,656
Computers–0.65%
Apple 2.05% 9/11/26	435,000	464,979
International Business Machines
3.00% 5/15/24	475,000	514,578
3.30% 5/15/26	15,000	16,902
		996,459
Distribution/Wholesale–0.04%
Univar Solutions 5.13% 12/1/27	55,000	56,444
		56,444
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Diversified Financial Services–0.91%
AerCap Ireland Capital 4.45% 4/3/26	325,000	$ 323,675
Air Lease
2.88% 1/15/26	65,000	63,861
3.00% 2/1/30	90,000	83,770
Ally Financial 5.75% 11/20/25	135,000	151,548
Jefferies Group
4.15% 1/23/30	475,000	534,843
6.45% 6/8/27	25,000	30,464
6.50% 1/20/43	15,000	18,980
Mastercard
3.30% 3/26/27	135,000	154,328
3.85% 3/26/50	15,000	18,871
		1,380,340
Electric–2.20%
AEP Texas 3.45% 1/15/50	20,000	21,802
Calpine
5.00% 2/1/31	40,000	40,772
5.25% 6/1/26	40,000	41,603
Duke Energy Indiana
2.75% 4/1/50	125,000	127,730
3.25% 10/1/49	275,000	306,147
Entergy Louisiana 4.95% 1/15/45	20,000	21,999
Entergy Mississippi 2.85% 6/1/28	165,000	181,357
Entergy Texas 3.55% 9/30/49	325,000	364,648
Evergy Kansas Central 3.45% 4/15/50	80,000	90,445
FirstEnergy Transmission 4.55% 4/1/49	25,000	29,326
National Rural Utilities Cooperative Finance
2.85% 1/27/25	330,000	359,253
μ4.75% (LIBOR03M + 2.91%) 4/30/43	15,000	15,450
μ5.25% 4/20/46	98,000	105,914
Nevada Power 3.13% 8/1/50	165,000	176,722
NextEra Energy Capital Holdings
2.90% 4/1/22	145,000	150,131
3.15% 4/1/24	160,000	173,050
PacifiCorp
2.70% 9/15/30	15,000	16,536
3.30% 3/15/51	20,000	22,398
Southern California Edison
4.00% 4/1/47	85,000	91,015
4.88% 3/1/49	130,000	157,144
Southwestern Electric Power 4.10% 9/15/28	460,000	536,003
Vistra Operations 5.50% 9/1/26	115,000	120,031
Xcel Energy
2.60% 12/1/29	25,000	26,992

LVIP Delaware Wealth Builder Fund–5

LVIP Delaware Wealth Builder Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Electric (continued)
Xcel Energy (continued)
3.50% 12/1/49	160,000	$ 177,322
		3,353,790
Engineering & Construction–0.06%
PowerTeam Services 9.03% 12/4/25	80,000	84,300
		84,300
Entertainment–0.09%
Caesars Entertainment 6.25% 7/1/25	85,000	88,613
Scientific Games International 8.25% 3/15/26	53,000	55,465
		144,078
Environmental Control–0.05%
Covanta Holding 5.88% 7/1/25	60,000	62,025
GFL Environmental 3.75% 8/1/25	15,000	14,962
		76,987
Food–0.32%
JBS USA Finance
5.75% 6/15/25	45,000	46,386
6.50% 4/15/29	40,000	44,399
Kraft Heinz Foods 5.20% 7/15/45	80,000	87,300
Pilgrim's Pride
5.75% 3/15/25	75,000	76,406
5.88% 9/30/27	40,000	41,300
Post Holdings
5.00% 8/15/26	75,000	76,875
5.63% 1/15/28	60,000	63,544
5.75% 3/1/27	55,000	57,819
		494,029
Food Service–0.04%
Aramark Services 5.00% 2/1/28	55,000	55,413
		55,413
Gas–0.02%
NiSource 0.95% 8/15/25	30,000	29,963
		29,963
Health Care Products–0.07%
Hill-Rom Holdings
4.38% 9/15/27	30,000	31,049
5.00% 2/15/25	20,000	20,650
Stryker 1.95% 6/15/30	55,000	56,006
		107,705
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Health Care Services–0.47%
Centene
3.38% 2/15/30	65,000	$ 67,437
4.63% 12/15/29	65,000	70,113
5.38% 8/15/26	60,000	63,551
Community Health Systems 6.63% 2/15/25	40,000	38,696
Encompass Health
5.13% 3/15/23	5,000	5,025
5.75% 11/1/24	51,000	51,077
5.75% 9/15/25	5,000	5,150
HCA
5.38% 2/1/25	45,000	49,275
5.88% 2/15/26	135,000	151,200
New York and Presbyterian Hospital 4.06% 8/1/56	40,000	51,369
Tenet Healthcare
5.13% 5/1/25	65,000	65,065
6.13% 10/1/28	45,000	43,819
8.13% 4/1/22	40,000	44,476
Universal Health Services 5.00% 6/1/26	10,000	10,350
		716,603
Home Builders–0.08%
Lennar
4.50% 4/30/24	20,000	21,450
4.75% 5/30/25	40,000	43,655
5.88% 11/15/24	20,000	22,350
PulteGroup 5.00% 1/15/27	35,000	39,594
		127,049
Insurance–0.09%
HUB International 7.00% 5/1/26	55,000	56,994
USIS 6.88% 5/1/25	85,000	86,062
		143,056
Internet–0.53%
Alphabet
1.10% 8/15/30	20,000	19,802
1.90% 8/15/40	20,000	19,175
2.05% 8/15/50	20,000	18,586
Amazon.com
1.20% 6/3/27	25,000	25,316
1.50% 6/3/30	375,000	382,853
2.50% 6/3/50	60,000	60,902
μE*TRADE Financial 5.88% 9/15/26	165,000	179,025
Netflix 5.88% 11/15/28	80,000	95,456
		801,115

LVIP Delaware Wealth Builder Fund–6

LVIP Delaware Wealth Builder Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Iron & Steel–0.06%
Steel Dynamics 5.00% 12/15/26	80,000	$ 85,483
		85,483
Lodging–0.14%
Boyd Gaming 6.38% 4/1/26	105,000	109,325
Hilton Worldwide Finance 4.88% 4/1/27	90,000	91,433
MGM Resorts International 5.75% 6/15/25	19,000	19,927
		220,685
Machinery Construction & Mining–0.21%
Caterpillar
2.60% 4/9/30	240,000	263,338
3.25% 4/9/50	55,000	61,622
		324,960
Machinery Diversified–0.51%
Otis Worldwide
2.06% 4/5/25	40,000	42,014
2.57% 2/15/30	620,000	665,886
3.11% 2/15/40	60,000	64,215
3.36% 2/15/50	10,000	10,993
		783,108
Media–1.54%
AMC Networks 4.75% 8/1/25	105,000	108,538
CCO Holdings
4.50% 8/15/30	35,000	36,752
5.13% 5/1/27	40,000	42,089
5.38% 6/1/29	45,000	48,769
5.88% 5/1/27	55,000	57,744
Charter Communications Operating 3.70% 4/1/51	45,000	44,475
Comcast
3.20% 7/15/36	100,000	110,983
3.75% 4/1/40	180,000	209,974
CSC Holdings 5.25% 6/1/24	11,000	11,797
Discovery Communications 4.13% 5/15/29	420,000	482,527
Gray Television 5.88% 7/15/26	105,000	108,937
Sinclair Television Group 5.13% 2/15/27	40,000	37,108
Sirius XM Radio
5.00% 8/1/27	115,000	120,126
5.38% 7/15/26	50,000	52,035
Time Warner Cable 7.30% 7/1/38	165,000	233,192
Time Warner Entertainment 8.38% 3/15/23	65,000	76,383
ViacomCBS
4.38% 3/15/43	490,000	519,340
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Media (continued)
ViacomCBS (continued)
4.95% 1/15/31	40,000	$ 47,835
		2,348,604
Mining–0.50%
Freeport-McMoRan
4.55% 11/14/24	50,000	53,390
5.45% 3/15/43	50,000	55,513
Newmont
2.25% 10/1/30	95,000	97,972
2.80% 10/1/29	520,000	562,533
		769,408
Miscellaneous Manufacturing–0.10%
General Electric
3.45% 5/1/27	35,000	36,996
3.63% 5/1/30	25,000	25,926
4.35% 5/1/50	50,000	50,873
Koppers 6.00% 2/15/25	45,000	45,619
		159,414
Oil & Gas–0.83%
CNX Resources 7.25% 3/14/27	10,000	10,200
Marathon Oil 4.40% 7/15/27	500,000	497,153
Murphy Oil 5.88% 12/1/27	60,000	51,242
Newfield Exploration 5.38% 1/1/26	50,000	47,013
Noble Energy
3.25% 10/15/29	240,000	265,206
3.90% 11/15/24	55,000	60,169
4.20% 10/15/49	35,000	41,699
4.95% 8/15/47	100,000	130,849
5.05% 11/15/44	20,000	25,904
Precision Drilling 7.13% 1/15/26	75,000	48,238
Southwestern Energy 7.75% 10/1/27	90,000	87,300
		1,264,973
Packaging & Containers–0.17%
Crown Americas 4.75% 2/1/26	67,000	69,512
Mauser Packaging Solutions Holding 5.50% 4/15/24	105,000	105,372
Reynolds Group Issue 4.00% 10/15/27	85,000	85,548
		260,432
Pharmaceuticals–1.04%
AbbVie
2.95% 11/21/26	30,000	32,680
4.05% 11/21/39	217,000	247,835
Bausch Health 5.50% 11/1/25	90,000	92,137
Bristol-Myers Squibb 2.90% 7/26/24	485,000	525,537

LVIP Delaware Wealth Builder Fund–7

LVIP Delaware Wealth Builder Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Pharmaceuticals (continued)
Cigna
2.40% 3/15/30	35,000	$ 36,190
3.20% 3/15/40	30,000	31,745
CVS Health
1.30% 8/21/27	25,000	24,610
3.75% 4/1/30	35,000	39,993
4.30% 3/25/28	395,000	462,079
4.78% 3/25/38	70,000	84,713
		1,577,519
Pipelines–0.81%
Cheniere Corpus Christi Holdings 5.13% 6/30/27	65,000	72,371
Cheniere Energy Partners 5.25% 10/1/25	45,000	46,035
Crestwood Midstream Partners 6.25% 4/1/23	60,000	58,657
Energy Transfer Operating
5.25% 4/15/29	265,000	284,955
6.25% 4/15/49	165,000	169,792
EQM Midstream Partners 6.50% 7/1/27	80,000	84,802
MPLX
1.75% 3/1/26	30,000	29,932
2.65% 8/15/30	30,000	29,395
4.00% 3/15/28	85,000	92,748
4.13% 3/1/27	105,000	115,929
5.50% 2/15/49	150,000	167,597
NuStar Logistics 5.63% 4/28/27	70,000	69,138
Targa Resources Partners 5.38% 2/1/27	20,000	20,112
		1,241,463
Real Estate Investment Trusts–0.61%
American Tower 1.88% 10/15/30	70,000	68,941
Crown Castle International 5.25% 1/15/23	465,000	510,925
CubeSmart 3.00% 2/15/30	55,000	58,999
Iron Mountain 4.50% 2/15/31	75,000	75,414
MGM Growth Properties Operating Partnership/MGP Finance Co-Issuer 5.75% 2/1/27	110,000	118,525
SBA Communications 4.88% 9/1/24	95,000	97,366
		930,170
Retail–0.66%
Home Depot
2.70% 4/15/30	270,000	300,387
3.35% 4/15/50	30,000	34,572
L Brands 6.88% 7/1/25	80,000	86,400
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Retail (continued)
Murphy Oil
4.75% 9/15/29	20,000	$ 21,300
5.63% 5/1/27	90,000	95,625
TJX Companies 4.50% 4/15/50	25,000	32,203
TJXs 3.88% 4/15/30	365,000	432,605
		1,003,092
Semiconductors–0.37%
Broadcom
4.15% 11/15/30	15,000	16,840
5.00% 4/15/30	40,000	47,180
NXP
4.30% 6/18/29	8,000	9,226
4.88% 3/1/24	250,000	281,088
Sensata Technologies UK Financing 6.25% 2/15/26	200,000	209,500
		563,834
Software–0.17%
Oracle 2.95% 4/1/30	65,000	72,643
ServiceNow 1.40% 9/1/30	45,000	43,735
SS&C Technologies 5.50% 9/30/27	130,000	138,153
		254,531
Telecommunications–1.61%
Altice France 7.38% 5/1/26	200,000	209,580
AT&T
3.10% 2/1/43	35,000	34,145
3.50% 6/1/41	44,000	46,275
3.65% 6/1/51	15,000	15,139
4.35% 3/1/29	132,000	154,936
CenturyLink 5.13% 12/15/26	80,000	82,191
CommScope Technologies 5.00% 3/15/27	55,000	52,800
Level 3 Financing
3.63% 1/15/29	10,000	9,875
4.25% 7/1/28	75,000	76,149
Sprint
7.13% 6/15/24	65,000	74,790
7.88% 9/15/23	54,000	61,870
T-Mobile USA
3.00% 2/15/41	25,000	24,681
3.50% 4/15/25	45,000	49,375
3.75% 4/15/27	45,000	50,379
3.88% 4/15/30	160,000	181,925
4.38% 4/15/40	30,000	35,165
6.50% 1/15/26	63,000	65,835
Verizon Communications
3.15% 3/22/30	20,000	22,586
4.00% 3/22/50	15,000	18,424
4.50% 8/10/33	350,000	441,971
4.52% 9/15/48	95,000	124,451

LVIP Delaware Wealth Builder Fund–8

LVIP Delaware Wealth Builder Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Telecommunications (continued)
Vodafone Group
4.25% 9/17/50	210,000	$ 243,006
4.88% 6/19/49	230,000	285,154
Zayo Group Holdings 4.00% 3/1/27	90,000	88,580
		2,449,282
Transportation–0.05%
Union Pacific 3.25% 2/5/50	65,000	72,065
		72,065
Trucking & Leasing–0.13%
μAerCap Global Aviation Trust 6.50% 6/15/45	200,000	170,000
DAE Funding 5.75% 11/15/23	24,000	24,240
		194,240
Water–0.02%
Essential Utilities 2.70% 4/15/30	30,000	32,078
		32,078
Total Corporate Bonds (Cost $30,832,341)		32,534,516
MUNICIPAL BONDS–3.42%
Berks County Industrial Development Authority (Tower Health Obligated Group) 5.00% 11/1/50	250,000	265,893
California Municipal Finance Authority (LINX APM Project) Senior A 5.00% 12/31/47 (AMT)	100,000	113,584
Central Plains Energy Project Series A 5.00% 9/1/42	250,000	344,522
Chicago O'Hare International Airport Series A 5.00% 1/1/48 (AMT)	250,000	293,075
City of Chicago Illinios Series A 6.00% 1/1/38	250,000	273,033
County of Cuyahoga Ohio (MetroHealth System) 5.50% 2/15/57	500,000	577,600
Golden State Tobacco Securitization Series A-1 A1 5.00% 6/1/34	100,000	121,034
Los Angeles Department of Water & Power Power System Revenue Series A 5.00% 7/1/49	250,000	311,615
Lower Alabama Gas District Series A 5.00% 9/1/46	250,000	348,427
New Jersey Economic Development Authority
5.00% 6/15/40	40,000	47,063
	Principal Amount°	Value (U.S. $)
MUNICIPAL BONDS (continued)
New Jersey Economic Development Authority (continued)
5.00% 6/15/40	160,000	$ 172,525
New York Liberty Development 5.25% 10/1/35	500,000	693,325
Salt Verde Financial 5.00% 12/1/37	500,000	674,610
South Carolina Public Service Authority Series D 4.77% 12/1/45	10,000	13,100
State of Illinois 5.00% 12/1/34	525,000	551,586
Tarrant County Cultural Education Facilities Finance (Buckner Senior Living - Ventana Project) 6.75% 11/15/47	400,000	416,156
Total Municipal Bonds (Cost $4,710,439)		5,217,148
NON-AGENCY ASSET-BACKED SECURITIES–1.29%
•AMMC CLO
Series 2017-21A A 1.50% (LIBOR03M + 1.25%) 11/2/30	100,000	98,994
Series 2018-22A A 1.27% (LIBOR03M + 1.03%) 4/25/31	100,000	98,365
•Apex Credit CLO Series 2018-1A A2 1.27% (LIBOR03M + 1.03%) 4/25/31	100,000	97,072
•Cedar Funding VIII CLO Series 2017-8A A1 1.52% (LIBOR03M + 1.25%) 10/17/30	250,000	248,470
•CFIP CLO Series 2017-1A A 1.49% (LIBOR03M + 1.22%) 1/18/30	250,000	246,639
CNH Equipment Trust Series 2017-A A3 2.07% 5/16/22	26,740	26,814
HOA Funding Series 2014-1A A2 4.85% 8/20/44	44,000	38,295
•Man GLG US CLO Series 2018-1A A1R 1.41% (LIBOR03M + 1.14%) 4/22/30	250,000	244,752
•Mercedes-Benz Master Owner Trust Series 2018-BA A 0.49% (LIBOR01M + 0.34%) 5/15/23	100,000	100,134
•OCP CLO Series 2017-13A A1A 1.54% (LIBOR03M + 1.26%) 7/15/30	250,000	248,092
Tesla Auto Lease Trust Series 2019-A A2 2.13% 4/20/22	245,574	248,307

LVIP Delaware Wealth Builder Fund–9

LVIP Delaware Wealth Builder Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
NON-AGENCY ASSET-BACKED SECURITIES (continued)
•Towd Point Mortgage Trust Series 2015-5 A1B 2.75% 5/25/55	16,093	$ 16,233
Toyota Auto Receivables Owner Trust Series 2018-D A2 2.98% 8/15/21	2,453	2,455
•Venture XXVIII CLO Series 2017-28A A2 1.38% (LIBOR03M + 1.11%) 7/20/30	250,000	245,708
Total Non-Agency Asset-Backed Securities (Cost $1,982,970)		1,960,330
NON-AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS–0.27%
Cantor Commercial Real Estate Lending Series 2019-CF1 A5 3.79% 5/15/52	155,000	180,938
Credit Suisse First Boston Mortgage Securities Series 2005-5 6A3 5.00% 7/25/35	6,595	6,798
•Flagstar Mortgage Trust Series 2018-5 A7 4.00% 9/25/48	30,384	30,512
JP Morgan Mortgage Trust
Series 2006-S1 1A1 6.00% 4/25/36	11,347	11,870
•Series 2007-A1 7A4 3.64% 7/25/35	4,119	4,102
•Series 2014-2 B2 3.40% 6/25/29	68,189	70,829
•Series 2018-4 A15 3.50% 10/25/48	9,254	9,274
•Sequoia Mortgage Trust
Series 2014-2 A4 3.50% 7/25/44	12,155	12,397
Series 2015-1 B2 3.87% 1/25/45	10,925	11,482
Series 2017-4 A1 3.50% 7/25/47	41,090	42,084
Series 2018-5 A4 3.50% 5/25/48	25,165	25,326
Total Non-Agency Collateralized Mortgage Obligations (Cost $378,280)		405,612
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES–3.20%
BANK
Series 2017-BNK5 A5 3.39% 6/15/60	70,000	78,608
•Series 2017-BNK5 B 3.90% 6/15/60	50,000	51,562
Series 2019-BN20 A3 3.01% 9/15/62	395,000	442,647
	Principal Amount°	Value (U.S. $)
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Benchmark Mortgage Trust
Series 2018-B3 A5 4.03% 4/10/51	40,000	$ 47,100
•Series 2019-B10 B 4.18% 3/15/62	225,000	255,827
Series 2019-B9 A5 4.02% 3/15/52	45,000	53,477
CD Mortgage Trust
Series 2016-CD2 A3 3.25% 11/10/49	60,000	65,727
Series 2019-CD8 A4 2.91% 8/15/57	400,000	444,149
CFCRE Commercial Mortgage Trust Series 2016-C7 A3 3.84% 12/10/54	95,000	108,240
Citigroup Commercial Mortgage Trust
Series 2014-GC25 A4 3.64% 10/10/47	45,000	49,125
Series 2016-P3 A4 3.33% 4/15/49	145,000	159,518
Series 2019-C7 A4 3.10% 12/15/72	500,000	564,790
Series 2020-555 A 2.65% 12/10/41	100,000	106,646
COMM Mortgage Trust
Series 2013-CR6 AM 3.15% 3/10/46	40,000	41,185
Series 2014-CR19 A5 3.80% 8/10/47	30,000	32,940
Series 2014-CR20 AM 3.94% 11/10/47	85,000	92,131
Series 2015-3BP A 3.18% 2/10/35	100,000	106,601
Series 2015-CR23 A4 3.50% 5/10/48	35,000	38,470
♦Commercial Mortgage Pass Through Certificates Series 2016-CR28 A4 3.76% 2/10/49	50,000	56,255
DB-JPM Mortgage Trust
Series 2016-C1 A4 3.28% 5/10/49	75,000	82,795
Series 2016-C3 A5 2.89% 8/10/49	45,000	49,012
•DB-UBS Mortgage Trust Series 2011-LC1A C 5.79% 11/10/46	100,000	100,178
GRACE Mortgage Trust Series 2014-GRCE A 3.37% 6/10/28	200,000	201,129
GS Mortgage Securities Trust
Series 2015-GC32 A4 3.76% 7/10/48	30,000	33,423
Series 2017-GS5 A4 3.67% 3/10/50	65,000	74,160
Series 2019-GC39 A4 3.57% 5/10/52	20,000	23,031

LVIP Delaware Wealth Builder Fund–10

LVIP Delaware Wealth Builder Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
GS Mortgage Securities Trust (continued)
Series 2020-GC47 A5 2.38% 5/12/53	35,000	$ 37,478
JPM-BB Commercial Mortgage Securities Trust
Series 2015-C31 A3 3.80% 8/15/48	200,000	223,978
Series 2015-C33 A4 3.77% 12/15/48	220,000	247,881
JPM-DB Commercial Mortgage Securities Trust
Series 2016-C2 A4 3.14% 6/15/49	75,000	82,350
Series 2017-C7 A5 3.41% 10/15/50	195,000	221,042
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2013-LC11 B 3.50% 4/15/46	35,000	33,563
Series 2015-JP1 A5 3.91% 1/15/49	30,000	33,962
Series 2016-JP2 AS 3.06% 8/15/49	60,000	63,857
Series 2016-WIKI A 2.80% 10/5/31	20,000	19,879
Series 2016-WIKI B 3.20% 10/5/31	35,000	34,044
•LB-UBS Commercial Mortgage Trust Series 2006-C6 AJ 5.45% 9/15/39	16,062	8,031
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2014-C17 A5 3.74% 8/15/47	40,000	43,543
Series 2015-C26 A5 3.53% 10/15/48	35,000	38,892
Series 2016-C29 A4 3.33% 5/15/49	35,000	38,721
Morgan Stanley Capital I Trust
•Series 2006-HQ10 B 5.45% 11/12/41	62,003	60,597
Series 2019-L3 A4 3.13% 11/15/52	100,000	112,129
Wells Fargo Commercial Mortgage Trust
Series 2015-NXS3 A4 3.62% 9/15/57	65,000	72,352
Series 2016-BNK1 A3 2.65% 8/15/49	60,000	64,017
Series 2017-C38 A5 3.45% 7/15/50	70,000	78,809
Total Non-Agency Commercial Mortgage-Backed Securities (Cost $4,566,737)		4,873,851
	Principal Amount°	Value (U.S. $)
LOAN AGREEMENT–0.04%
•Frontier Communications 6.00% (PRIME + 2.75%) 6/15/24	62,838	$ 61,678
Total Loan Agreement (Cost $61,578)		61,678
U.S. TREASURY OBLIGATIONS–6.74%
U.S. Treasury Bonds
1.38% 8/15/50	15,000	14,676
4.38% 2/15/38	1,215,000	1,869,391
U.S. Treasury Inflation Indexed Bonds
0.13% 1/15/30	1,757,023	1,940,321
0.13% 7/15/30	631,500	701,615
U.S. Treasury Notes
0.25% 7/31/25	2,945,000	2,942,239
0.63% 8/15/30	2,060,000	2,048,091
U.S. Treasury Strip Principal 2.99% 5/15/44	1,050,000	747,150
Total U.S. Treasury Obligations (Cost $9,990,170)		10,263,483

	Number of Shares
EXCHANGE-TRADED FUNDS–5.29%
iShares Core U.S. REIT ETF	90	3,936
iShares MSCI EAFE ETF	180	11,457
iShares MSCI EAFE Growth ETF	63,250	5,684,910
iShares Russell 1000 Growth ETF	5,380	1,166,868
Vanguard FTSE Developed Markets ETF	550	22,495
Vanguard Mega Cap 300 Growth ETF	6,320	1,171,728
Vanguard Real Estate ETF	30	2,369
Total Exchange-Traded Funds (Cost $7,827,845)		8,063,763
MONEY MARKET FUND–0.02%
State Street Institutional U.S. Government Money Market Fund - Premier Class (seven-day effective yield 0.02%)	23,859	23,859
Total Money Market Fund (Cost $23,859)		23,859

LVIP Delaware Wealth Builder Fund–11

LVIP Delaware Wealth Builder Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
SHORT-TERM INVESTMENT—3.04%
DISCOUNTED COMMERCIAL PAPER–3.04%
≠Natl Australia Bank 0.07% 10/1/20	4,630,000	$ 4,630,000
		4,630,000
Total Short-Term Investment (Cost $4,630,000)		4,630,000
TOTAL INVESTMENTS–100.34% (Cost $142,312,918)	$152,870,202
LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(0.34%)	(521,270)
NET ASSETS APPLICABLE TO 13,367,895 SHARES OUTSTANDING–100.00%	$152,348,932

† Non-income producing.
§ Developed Markets – countries that are thought to be most developed and therefore less risky than emerging markets.
° Principal amount shown is stated in U.S. dollars unless noted that the security is denominated in another currency.
• Variable rate investment. Rates reset periodically. Rate shown reflects the rate in effect at September 30, 2020. For securities based on a published reference rate and spread, the reference rate and spread are indicated in their description above and may be subject to caps and/or floors. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions such as changes in current interest rate and prepayments on the underlying pool of assets. These securities do not indicate a reference rate and spread in their description above.
μ Fixed to variable rate investment. The rate shown reflects the fixed rate in effect at September 30, 2020. Rate will reset at a future date.
♦ Pass Through Agreement. Security represents the contractual right to receive a proportionate amount of underlying payments due to the counterparty pursuant to various agreements related to the rescheduling of obligations and the exchange of certain notes.
≠ The rate shown is the effective yield at the time of purchase.

The following futures contracts were outstanding at September 30, 2020:
Futures Contract
Contracts to Buy (Sell)		Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Appreciation[1]	Value/ Unrealized Depreciation[1]
Interest Rate Contract:
(23)	U.S. Treasury 10 yr Notes	$(3,209,218)	$(3,213,439)	12/21/20	$4,221	$—
The use of futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional amounts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

[1] Includes cumulative appreciation (depreciation) of futures contracts from the date the contracts were opened through September 30, 2020.

Summary of Abbreviations:
BB–Barclays Bank
CLO–Collateralized Loan Obligation
DB–Deutsche Bank
EAFE–Europe Australasia Far East
ETF–Exchange-Traded Fund
FREMF–Freddie Mac Multifamily
FTSE–Financial Times Stock Exchange
GNMA–Government National Mortgage Association
GS–Goldman Sachs
IT–Information Technology
JPM–JPMorgan
LVIP Delaware Wealth Builder Fund–12

LVIP Delaware Wealth Builder Fund
Schedule of Investments (continued)
Summary of Abbreviations: (continued)
JPM-BB–JPMorgan Barclays Bank
JPM-DB–JPMorgan Deutsche Bank
LB–Lehman Brothers
LIBOR01M–Intercontinental Exchange London Interbank Offered Rate USD 1 Month
LIBOR03M–Intercontinental Exchange London Interbank Offered Rate USD 3 Month
MSCI–Morgan Stanley Capital International
PRIME–Federal Reserve Prime Lending Rate
REIT–Real Estate Investment Trust
S.F.–Single Family
USD–United States Dollar
yr–Year
See accompanying notes.
LVIP Delaware Wealth Builder Fund–13

LVIP Delaware Wealth Builder Fund
Notes
September 30, 2020 (unaudited)
1. Significant Accounting Policies
Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”)–LVIP Delaware Wealth Builder Fund (the “Fund”) is an investment company in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”). Therefore, the Fund follows the accounting and reporting guidelines for investment companies. The following accounting policies are in accordance with U.S. GAAP and are consistently followed by the Fund.
Security Valuation–Equity securities and Exchange-Traded Funds (“ETFs”), except those traded on The Nasdaq Stock Market LLC (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Equity securities and ETFs traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sale price. If on a particular day an equity security or ETF does not trade, then the mean between the bid and ask prices is used, which approximates fair value.
 Securities listed on a foreign exchange are valued at the last quoted sales price on the valuation date.   Open-end investment companies are valued at their published net asset value (“NAV”).   Investments in government money market funds have a stable NAV.   U.S. government and agency securities are valued at the evaluated bid price, which approximates fair value.   Valuations for fixed income securities utilize matrix systems, which reflect such factors as security prices, yields, maturities, and ratings, and are supplemented by dealer and exchange quotations.
 Short-term debt securities having less than 60 days to maturity are valued using the evaluated bid.   Other securities and assets for which market quotations are not reliable or readily available are generally valued at fair value as determined in good faith under policies adopted by the Fund’s Board of Trustees. In determining whether market quotations are reliable or readily available, various factors are taken into consideration, such as market closures or suspension of trading in a security.   The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00 p.m. Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may value foreign securities using fair value prices based on third-party vendor modeling tools (“international fair value pricing”).   Futures contracts are valued at the daily quoted settlement prices.   Other debt securities are valued based upon valuations provided by an independent pricing service or broker and reviewed by management. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities.
2. Investments
U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.
Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–	other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3–	inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)
The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of September 30, 2020:
	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common Stock
U.S. Markets
Aerospace & Defense	$3,319,507	$—	$—	$3,319,507
Banks	1,811,180	—	—	1,811,180
Capital Markets	1,699,830	—	—	1,699,830
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LVIP Delaware Wealth Builder Fund
Notes (continued)
 2. Investments (continued)
	Level 1	Level 2	Level 3	Total
Common Stock (continued)
U.S. Markets (continued)
Chemicals	$2,041,664	$—	$—	$2,041,664
Communications Equipment	3,391,458	—	—	3,391,458
Diversified Telecommunication Services	3,697,608	—	—	3,697,608
Electric Utilities	1,916,668	—	—	1,916,668
Entertainment	1,936,889	—	—	1,936,889
Equity Real Estate Investment Trusts	5,714,934	—	—	5,714,934
Food Products	5,975,136	—	—	5,975,136
Health Care Equipment & Supplies	165,966	—	—	165,966
Health Care Providers & Services	5,218,554	—	—	5,218,554
Insurance	5,735,610	—	—	5,735,610
IT Services	2,196,159	—	—	2,196,159
Machinery	2,168,790	—	—	2,168,790
Media	2,111,630	—	—	2,111,630
Multiline Retail	1,762,862	—	—	1,762,862
Oil, Gas & Consumable Fuels	1,680,423	—	—	1,680,423
Pharmaceuticals	5,431,727	—	—	5,431,727
Semiconductors & Semiconductor Equipment	4,090,659	—	—	4,090,659
Software	1,999,950	—	—	1,999,950
Specialty Retail	2,073,250	—	—	2,073,250
Developed Markets
Beverages	—	219,716	—	219,716
Chemicals	—	164,850	—	164,850
Commercial Services & Supplies	—	269,957	—	269,957
Diversified Telecommunication Services	—	70,513	—	70,513
Food & Staples Retailing	—	293,577	—	293,577
Food Products	—	337,387	—	337,387
Health Care Providers & Services	—	149,630	—	149,630
Hotels, Restaurants & Leisure	—	70,571	—	70,571
Machinery	—	52,645	—	52,645
Media	—	90,888	—	90,888
Multiline Retail	—	43,317	—	43,317
Personal Products	—	45,042	—	45,042
Pharmaceuticals	—	344,482	—	344,482
Specialty Retail	—	52,545	—	52,545
Textiles, Apparel & Luxury Goods	—	185,722	—	185,722
Wireless Telecommunication Services	—	90,546	—	90,546
Agency Collateralized Mortgage Obligation	—	26	—	26
Agency Commercial Mortgage-Backed Securities	—	1,347,238	—	1,347,238
Agency Mortgage-Backed Securities	—	14,866,856	—	14,866,856
Corporate Bonds	—	32,534,516	—	32,534,516
Municipal Bonds	—	5,217,148	—	5,217,148
Non-Agency Asset-Backed Securities	—	1,960,330	—	1,960,330
Non-Agency Collateralized Mortgage Obligations	—	405,612	—	405,612
Non-Agency Commercial Mortgage-Backed Securities	—	4,873,851	—	4,873,851
Loan Agreement	—	61,678	—	61,678
U.S. Treasury Obligations	—	10,263,483	—	10,263,483
Exchange-Traded Funds	8,063,763	—	—	8,063,763
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LVIP Delaware Wealth Builder Fund
Notes (continued)
 2. Investments (continued)
	Level 1	Level 2	Level 3	Total
Money Market Fund	$23,859	$—	$—	$23,859
Short-Term Investment	—	4,630,000	—	4,630,000
Total Investments	$74,228,076	$78,642,126	$—	$152,870,202
Derivatives:

Assets:
Futures Contract	$4,221	$—	$—	$4,221
As a result of utilizing international fair value pricing at September 30, 2020, a portion of the Fund’s common stock investments was categorized as Level 2.
There were no Level 3 investments at the beginning or end of the period.
3. Recent Accounting Pronouncements
In August 2018, the Financial Accounting Standards Board issued an Accounting Standards Update, ASU No. 2018-13, which changes certain fair value measurement disclosure requirements. The ASU, in addition to other modifications and additions, removes the requirement to disclose the amount and reasons for transfers between Level 1 and Level 2 of the fair value hierarchy, the policy for the timing of transfers between levels and the valuation process for Level 3 fair value measurements. As of December 31, 2018, the Trust had early adopted the removal of applicable disclosures. The ASU was fully adopted in the current period and the implementation of the ASU did not have an impact on the Fund's financial statements.
LVIP Delaware Wealth Builder Fund–16